Annual Total Returns (Bar Chart) - All Cap Value Trust (All Cap Value Trust, Series I, All Cap Value Trust)	12 Months Ended
May 01, 2011
All Cap Value Trust | Series I, All Cap Value Trust
Bar Chart Table:
2002	(27.83%)
2003	38.36%
2004	15.96%
2005	5.71%
2006	13.71%
2007	8.33%
2008	(28.78%)
2009	26.61%
2010	18.35%